Note 11 - Earnings Per Share (Details Textual) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	26,674	33,245